Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Provision for Income Taxes [Abstract]
Federal income tax expense			$ 207,469
State income tax expense			101,883	1,925
Total income tax expenses	$ 31,444	$ 32,348	$ 309,352	$ 1,925